Dividends - Summary of Interim Financial Reporting (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of dividends [line items]
Dividend per share (pence)	£ 0.6125	£ 1	£ 1
Total dividend	£ 2,468	£ 4,011	£ 3,989
First interim [member]
Disclosure of dividends [line items]
Paid/payable	Jul. 01, 2022	Jul. 08, 2021	Jul. 09, 2020
Dividend per share (pence)	£ 0.175	£ 0.2375	£ 0.2375
Total dividend	£ 704	£ 951	£ 946
Second interim [member]
Disclosure of dividends [line items]
Paid/payable	Oct. 06, 2022	Oct. 07, 2021	Oct. 08, 2020
Dividend per share (pence)	£ 0.1625	£ 0.2375	£ 0.2375
Total dividend	£ 654	£ 951	£ 946
Third interim [member]
Disclosure of dividends [line items]
Paid/payable	Jan. 12, 2023	Jan. 13, 2022	Jan. 14, 2021
Dividend per share (pence)	£ 0.1375	£ 0.2375	£ 0.2375
Total dividend	£ 555	£ 952	£ 946
Fourth interim [member]
Disclosure of dividends [line items]
Paid/payable	Apr. 13, 2023	Apr. 07, 2022	Apr. 08, 2021
Dividend per share (pence)	£ 0.1375	£ 0.2875	£ 0.2875
Total dividend	£ 555	£ 1,157	£ 1,151